Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2007-2

Distribution Number	4
Beginning Date of Collection Period	1-Aug-07
Ending Date of Collection Period	31-Aug-07
Distribution Date	20-Sep-07
Previous Distribution Date	20-Aug-07
Floating-Rate Certificates Interest Period Beginning On	20-Aug-07
Floating-Rate Certificates Interest Period Ending On	19-Sep-07

Funds Disbursement
Collected Funds (including Servicing Fee)	21,268,288.71
Available Distribution Amount	20,891,375.53
Principal Collections	14,348,033.21

Net Interest Collections	6,543,342.32

Interest Collections	6,920,255.50
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	376,913.18

Disbursements	21,268,288.71
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	3,640,588.18
Principal Distribution Amount to Certificateholders	14,440,658.41
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	2,810,128.94
Servicing Fee after Compensating Interest (to Servicer)	376,913.18

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	904,591,640.85
Principal Collections (including repurchases)	14,348,033.21
Realized Loss	92,625.20
Ending Pool Balance	890,150,982.44

Certificate Balance
Beginning Certificate Balance	738,777,175.35
Certificate Paydown	14,440,658.41
Applied Realized Loss Amount	0.00
Ending Certificate Balance	724,336,516.94

Collateral Performance
Cash yield (% of beginning balance, annualized)	9.18%
Loss rate (% of beginning balance, net of principal recoveries)	0.12%
Net yield	9.06%
Realized Losses (including recoveries)	92,625.20
Cumulative Realized Losses	169,368.41
Cumulative Loss Percentage	0.02%
Delinquent Loans:
One payment principal balance of loans	18,635,979.81
One payment number of loans	123
Two payments principal balance of loans	2,804,621.98
Two payments number of loans	20
Three payments plus principal balance of loans	2,678,026.51
Three payments plus number of loans	18
One Payment Delinquency Percentage (for related Collection Period)	2.09%
Two Payment Delinquency Percentage (for related Collection Period)	0.32%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.62%
Two Payment Plus Rolling Average (for such Distribution Date)	0.42%
Three Payment Plus Delinquency Percentage (for related Collection Period)	0.30%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	6,788,638.02
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.76%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	7,008
Number outstanding end of period	6,871
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	-
Principal balance of loans that went into REO during the Collection Period	0.00

Overcollateralization
Beginning OC Amount	165,814,465.50
Realized Loss	92,625.20
OC Release Amount	0.00
Extra Principal Distribution Amount	92,625.20
Ending OC Amount	165,814,465.50

Target OC Amount	165,814,465.50
Interim OC Amount	165,721,840.30
Interim OC Deficiency	92,625.20

Monthly Excess Cashflow	2,902,754.14

Other
Stepdown	No
Credit Support Depletion Date Achieved	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	784,400,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	92.342748%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No
Certificate Group 1 Percentage	35.127160320%
Certificate Group 2 Percentage	64.872839680%

Interest Calculations
1 month LIBOR	5.53750%

Class A-S Formula Rate (1-mo. Libor plus 19 bps)	5.72750%
Class A-S Pass-Through Rate	5.72750%
Class A-M Formula Rate (1-mo. Libor plus 24 bps)	5.77750%
Class A-M Pass-Through Rate	5.77750%
Class A-1F Formula Rate (5.93%)	5.93000%
Class A-1F Pass-Through Rate	5.93000%
Class A-1V Formula Rate (1-mo. Libor plus 9 bps)	5.62750%
Class A-1V Pass-Through Rate	5.62750%
Class A-2F Formula Rate (5.69%)	5.69000%
Class A-2F Pass-Through Rate	5.69000%
Class A-2V Formula Rate (1-mo. Libor plus 16 bps)	5.69750%
Class A-2V Pass-Through Rate	5.69750%
Class A-3F Formula Rate (5.81%)	5.81000%
Class A-3F Pass-Through Rate	5.81000%
Class A-3V Formula Rate (1-mo. Libor plus 22 bps)	5.75750%
Class A-3V Pass-Through Rate	5.75750%
Class A-4 Formula Rate (1-mo. Libor plus 30 bps)	5.83750%
Class A-4 Pass-Through Rate	5.83750%
Class M-1 Formula Rate (1-mo. Libor plus 31 bps)	5.84750%
Class M-1 Pass-Through Rate	5.84750%
Class M-2 Formula Rate (1-mo. Libor plus 37 bps)	5.90750%
Class M-2 Pass-Through Rate	5.90750%

Net Rate Cap for Fixed Rate Certificates	8.45620%

Net Rate Cap for Floating Rate Certificates	8.18342%

Class A-S Certficateholder's Statement

A. Information on Distributions
Original Class A-S Certificate Balance	200,000,000.00
1. Total Distributions per $1,000	24.906225
2. Principal Distribution per $1,000	20.290373
3. Interest Distribution per $1,000	4.615852

B. Calculation of Class A-S Interest
1. Class A-S Pass-Through Rate	5.72750%
2. Days in Accrual Period	31

3. Class A-S Interest Due	923,170.40
4. Class A-S Interest Paid	923,170.40
5. Class A-S Interest Carry Forward Amount Due	0.00
6. Class A-S Interest Carry Forward Amount Paid	0.00
7. Class A-S Net Rate Carryover Amount Due	0.00
8. Class A-S Net Rate Carryover Amount Paid	0.00

9. Class A-S Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-S Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-S Principal
1. Class A-S Certificate Principal Amount, BOP	187,179,197.79
2. Class A-S Principal Due	4,058,074.58
3. Class A-S Principal Paid	4,058,074.58
4. Class A-S Certificate Principal Amount, EOP	183,121,123.21

5. Class A-S Certificate Principal Amount as a % of Original Class A-S	91.560562%
Certificate Principal Amount, EOP
6. Class A-S Certificate Principal Amount as a % of the Pool Balance, EOP	20.571917%
7. Class A-S Certificate principal distribution percentage	28.101728223%

Class A-M Certficateholder's Statement

A. Information on Distributions
Original Class A-M Certificate Balance	50,000,000.00
1. Total Distributions per $1,000	24.946521
2. Principal Distribution per $1,000	20.290373
3. Interest Distribution per $1,000	4.656148

B. Calculation of Class A-M Interest
1. Class A-M Pass-Through Rate	5.77750%
2. Days in Accrual Period	31

3. Class A-M Interest Due	232,807.38
4. Class A-M Interest Paid	232,807.38
5. Class A-M Interest Carry Forward Amount Due	0.00
6. Class A-M Interest Carry Forward Amount Paid	0.00
7. Class A-M Net Rate Carryover Amount Due	0.00
8. Class A-M Net Rate Carryover Amount Paid	0.00

9. Class A-M Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-M Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-M Principal
1. Class A-M Certificate Principal Amount, BOP	46,794,799.45
2. Class A-M Principal Due	1,014,518.65
3. Class A-M Principal Paid	1,014,518.65
4. Class A-M Certificate Principal Amount, EOP	45,780,280.80

5. Class A-M Certificate Principal Amount as a % of Original Class A-M	91.560562%
Certificate Principal Amount, EOP
6. Class A-M Certificate Principal Amount as a % of the Pool Balance, EOP	5.142979%
7. Class A-M Certificate principal distribution percentage	7.025432090%

Class A-1F Certficateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	80,000,000.00
1. Total Distributions per $1,000	48.175645
2. Principal Distribution per $1,000	43.919668
3. Interest Distribution per $1,000	4.255977

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.93000%
2. Days in Accrual Period	30

3. Class A-1F Interest Due	340,478.15
4. Class A-1F Interest Paid	340,478.15
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	68,899,457.33
2. Class A-1F Principal Due	3,513,573.44

3. Class A-1F Principal Paid	3,513,573.44
4. Class A-1F Certificate Principal Amount, EOP	65,385,883.89

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F	81.732355%
Certificate Principal Amount, EOP
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	7.345482%
7. Class A-1F Certificate principal distribution percentage	24.331116631%

Class A-1V Certficateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	133,300,000.00
1. Total Distributions per $1,000	48.093169
2. Principal Distribution per $1,000	43.919668
3. Interest Distribution per $1,000	4.173501

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.62750%
2. Days in Accrual Period	31

3. Class A-1V Interest Due	556,327.67
4. Class A-1V Interest Paid	556,327.67
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	114,803,720.78
2. Class A-1V Principal Due	5,854,491.74
3. Class A-1V Principal Paid	5,854,491.74
4. Class A-1V Certificate Principal Amount, EOP	108,949,229.04

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V	81.732355%
Certificate Principal Amount, EOP
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	12.239410%
7. Class A-1V Certificate principal distribution percentage	40.541723056%

Class A-2F Certficateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	52,900,000.00
1. Total Distributions per $1,000	4.741667

2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.741667

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.69000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	250,834.17
4. Class A-2F Interest Paid	250,834.17
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	52,900,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	52,900,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F	100.000000%
Certificate Principal Amount, EOP
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	5.942812%
7. Class A-2F Certificate principal distribution percentage	0.000000000%

Class A-2V Certficateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	44,200,000.00
1. Total Distributions per $1,000	4.906181
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.906181

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.69750%
2. Days in Accrual Period	31

3. Class A-2V Interest Due	216,853.18
4. Class A-2V Interest Paid	216,853.18
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	44,200,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	44,200,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V	100.000000%
Certificate Principal Amount, EOP
6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	4.965450%
7. Class A-2V Certificate principal distribution percentage	0.000000000%

Class A-3F Certficateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	34,700,000.00
1. Total Distributions per $1,000	4.841667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.841667

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.81000%
2. Days in Accrual Period	30

3. Class A-3F Interest Due	168,005.83
4. Class A-3F Interest Paid	168,005.83
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	34,700,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	34,700,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F	100.000000%
Certificate Principal Amount, EOP
6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	3.898215%
7. Class A-3F Certificate principal distribution percentage	0.000000000%

Class A-3V Certficateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	26,000,000.00
1. Total Distributions per $1,000	4.957847
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.957847

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.75750%
2. Days in Accrual Period	31

3. Class A-3V Interest Due	128,904.03
4. Class A-3V Interest Paid	128,904.03
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	26,000,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	26,000,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V	100.000000%
Certificate Principal Amount, EOP
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	2.920853%
7. Class A-3V Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	90,600,000.00
1. Total Distributions per $1,000	5.026736
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	5.026736

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.83750%
2. Days in Accrual Period	31

3. Class A-4 Interest Due	455,422.29
4. Class A-4 Interest Paid	455,422.29

5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	90,600,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	90,600,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4	100.000000%
Certificate Principal Amount, EOP
6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	10.178049%
7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	39,500,000.00
1. Total Distributions per $1,000	5.035347
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	5.035347

B. Calculation of Class M-1 Interest

1. Class M-1 Pass-Through Rate	5.84750%
2. Days in Accrual Period	31

3. Class M-1 Interest Due	198,896.22
4. Class M-1 Interest Paid	198,896.22
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal

1. Class M-1 Certificate Principal Amount, BOP	39,500,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00

4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	39,500,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1
Certificate Principal Amount, EOP	100.000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	4.437449%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	33,200,000.00
1. Total Distributions per $1,000	5.087014
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	5.087014

B. Calculation of Class M-2 Interest

1. Class M-2 Pass-Through Rate	5.90750%
2. Days in Accrual Period	31

3. Class M-2 Interest Due	168,888.86
4. Class M-2 Interest Paid	168,888.86
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal

1. Class M-2 Certificate Principal Amount, BOP	33,200,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	33,200,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2
Certificate Principal Amount, EOP	100.000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	3.729704%
8. Class M-2 Certificate principal distribution percentage	0.000000000%

9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2007-2

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of May 24, 2007 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2007-2, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on September 20, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all of its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 14th day of September, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer